UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

Richard Malinowski

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: April 30, 2026

Date of reporting period: October 31, 2025

Item 1. Reports to Stockholders.

(a)       A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

Exchange Traded Concepts Trust

ROBO Global® Healthcare Technology and Innovation ETF

Ticker: HTEC

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: October 31, 2025

This semi-annual shareholder report contains important information about the ROBO Global® Healthcare Technology and Innovation ETF (the "Fund") for the period from May 1, 2025 to October 31, 2025.  You can find additional information about the Fund at https://roboglobaletfs.com/investor-materials. You can also request this information by contacting us at 855-456-ROBO (7626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
ROBO Global® Healthcare Technology and Innovation ETF	$38	0.68%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$50,325,444	63	$155,500	18%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.1%
Information Technology	1.7%
Consumer Staples	2.4%
Health Care	95.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
GRAIL	2.9%
Guardant Health	2.8%
Arrowhead Pharmaceuticals	2.6%
Axogen	2.5%
Adaptive Biotechnologies	2.2%
Natera	2.2%
Thermo Fisher Scientific	2.1%
Illumina	2.1%
Intuitive Surgical	2.1%
Tempus AI, Cl A	2.0%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  855-456-ROBO (7626)

  https://roboglobaletfs.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 855-456-ROBO (7626) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

HTEC-SAR-2025

Exchange Traded Concepts Trust

ROBO Global® Robotics and Automation Index ETF

Ticker: ROBO

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: October 31, 2025

This semi-annual shareholder report contains important information about the ROBO Global® Robotics and Automation Index ETF (the "Fund") for the period from May 1, 2025 to October 31, 2025.  You can find additional information about the Fund at https://roboglobaletfs.com/investor-materials. You can also request this information by contacting us at 855-456-ROBO (7626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
ROBO Global® Robotics and Automation Index ETF	$57	0.95%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,243,561,429	79	$5,160,614	18%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Consumer Discretionary	4.5%
Short-Term Investments	6.2%
Health Care	6.8%
Information Technology	39.3%
Industrials	48.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Symbotic, Cl A	2.3%
Teradyne	2.2%
Hon Hai Precision Industry	1.9%
Celestica	1.9%
Intuitive Surgical	1.9%
Yaskawa Electric	1.9%
FANUC	1.9%
Novanta	1.8%
Rockwell Automation	1.7%
Illumina	1.7%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  855-456-ROBO (7626)

  https://roboglobaletfs.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 855-456-ROBO (7626) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

ROBO-SAR-2025

Exchange Traded Concepts Trust

ROBO Global® Artificial Intelligence ETF

Ticker: THNQ

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: October 31, 2025

This semi-annual shareholder report contains important information about the ROBO Global® Artificial Intelligence ETF (the "Fund") for the period from May 1, 2025 to October 31, 2025.  You can find additional information about the Fund at https://roboglobaletfs.com/investor-materials. You can also request this information by contacting us at 855-456-ROBO (7626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
ROBO Global® Artificial Intelligence ETF	$43	0.68%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$313,269,923	53	$777,560	16%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.3%
Real Estate	1.0%
Industrials	1.1%
Communication Services	5.4%
Health Care	6.8%
Consumer Discretionary	9.7%
Information Technology	75.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Nebius Group, Cl A	3.9%
Advanced Micro Devices	3.2%
IonQ	2.6%
Lam Research	2.6%
Alibaba Group Holding ADR	2.5%
Alphabet, Cl A	2.5%
ASML Holding, Cl G	2.5%
Taiwan Semiconductor Manufacturing	2.4%
Datadog, Cl A	2.3%
Pure Storage, Cl A	2.3%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  855-456-ROBO (7626)

  https://roboglobaletfs.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 855-456-ROBO (7626) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

THNQ-SAR-2025

(b)       Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

EXCHANGE TRADED CONCEPTS TRUST

ROBO Global® Healthcare Technology and Innovation ETF (HTEC)

ROBO Global® Robotics and Automation Index ETF (ROBO)

ROBO Global® Artificial Intelligence ETF (THNQ)

Semi-Annual Financials and Other Information

October 31, 2025

(Unaudited)

ROBO Global®

Healthcare Technology and Innovation ETF

Robotics and Automation Index ETF

Artificial Intelligence ETF

Table of Contents

For additional information about the Funds; including prospectus, financial information, holdings, and proxy voting information, call or visit:

•   855-456-ROBO (7626)

•   https://roboglobaletfs.com/investor-materials

ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

October 31, 2025 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 99.8%
China — 2.4%
Consumer Staples — 2.4%
Alibaba Health Information Technology*	600,000	$447,750
JD Health International*	94,000	734,129
		1,181,879

Germany — 1.7%
Health Care — 1.7%
Siemens Healthineers	15,461	866,737

Italy — 1.1%
Health Care — 1.1%
DiaSorin	6,296	557,367

Japan — 1.1%
Health Care — 1.1%
PeptiDream*	53,800	544,618

Luxembourg — 1.5%
Health Care — 1.5%
Eurofins Scientific	10,457	737,928

Netherlands — 1.6%
Health Care — 1.6%
Koninklijke Philips	29,863	818,268

Switzerland — 2.9%
Health Care — 2.9%
Lonza Group	1,159	800,147
Tecan Group	3,715	678,904
		1,479,051

United Kingdom — 1.2%
Health Care — 1.2%
Smith & Nephew PLC	32,736	604,295

United States — 86.3%
Health Care — 84.6%
Abbott Laboratories	5,686	702,903
Adaptive Biotechnologies*	63,121	1,095,780
Agilent Technologies	6,085	890,601
Description	Shares	Fair Value
United States — continued
Health Care — continued
Align Technology*	4,738	$653,275
Alnylam Pharmaceuticals*	2,040	930,322
Arrowhead Pharmaceuticals*	30,433	1,290,055
Artivion*	18,651	846,196
Axogen*	57,679	1,281,627
Becton Dickinson	3,545	633,527
BioMarin Pharmaceutical*	11,009	589,752
Bio-Rad Laboratories, Cl A*	2,372	757,973
Boston Scientific*	8,597	865,890
Bristol-Myers Squibb	14,372	662,118
CareDx*	50,688	760,320
Charles River Laboratories International*	4,413	794,649
CONMED	11,234	494,296
Danaher	4,604	991,609
DexCom*	8,243	479,907
Edwards Lifesciences*	9,850	812,133
Exact Sciences*	14,731	952,948
GE HealthCare Technologies	9,647	723,043
Glaukos*	7,457	656,738
Globus Medical, Cl A*	10,343	624,614
GRAIL*	15,982	1,469,225
Guardant Health*	15,329	1,425,904
Hologic*	10,908	806,210
Illumina*	8,572	1,058,985
Incyte*	9,149	855,249
Integra LifeSciences Holdings*	36,603	439,602
Intuitive Surgical*	1,975	1,055,203
IQVIA Holdings*	4,494	972,771
iRhythm Technologies*	4,149	777,108
Masimo*	4,259	599,028
Medpace Holdings*	1,571	918,894
Moderna*	27,681	751,816
Natera*	5,486	1,091,330
Novocure*	63,049	807,658
Omnicell*	17,025	571,529
Penumbra*	3,013	685,066
QIAGEN	15,120	708,372
Regeneron Pharmaceuticals	1,480	964,664
Revvity	5,852	547,689
Roche Holding	2,065	665,996
Stryker	2,350	837,164
Tempus AI, Cl A*	11,113	998,503

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

October 31, 2025 (Unaudited) (Concluded)

Description	Shares	Fair Value
United States — continued
Health Care — continued
Thermo Fisher Scientific	1,871	$1,061,587
Twist Bioscience*	28,624	941,443
United Therapeutics*	1,658	738,523
Veeva Systems, Cl A*	1,942	565,510
Veracyte*	21,743	784,487
Vertex Pharmaceuticals*	2,328	990,727
		42,580,519

Information Technology — 1.7%
Novanta*	6,550	831,916
		43,412,435

Total Common Stock
(Cost $47,362,800)		50,202,578

SHORT-TERM INVESTMENT — 0.1%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(A)	68,738	68,738

Total Short-Term Investment
(Cost $68,738)		68,738

Total Investments — 99.9%
(Cost $47,431,538)		$50,271,316

Percentages are based on Net Assets of $50,325,444.

††       Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*          Non-income producing security.

(A)      The rate shown is the 7-day effective yield as of October 31, 2025.

Cl — Class

PLC — Public Limited Company

As of October 31, 2025, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

October 31, 2025 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 99.2%
Canada — 3.2%
Industrials — 1.3%
ATS(A)*	616,693	$16,980,349

Information Technology — 1.9%
Celestica*	67,637	23,309,337
		40,289,686

China — 6.4%
Consumer Discretionary — 1.2%
XPeng ADR, Cl A(A)*	650,208	15,273,386

Industrials — 4.3%
Airtac International Group	674,012	19,974,137
Estun Automation, Cl A*	1,316,600	4,656,796
Han’s Laser Technology Industry Group, Cl A	942,300	5,455,045
Shenzhen Inovance Technology, Cl A	359,000	3,886,551
UBTech Robotics(A)*	1,065,800	18,882,769
		52,855,298

Information Technology — 0.9%
Xiaomi, Cl B*	2,110,200	11,729,065
		79,857,749

Finland — 2.0%
Industrials — 2.0%
Cargotec, Cl B	212,334	11,768,558
Kalmar, Cl B	305,428	12,669,763
		24,438,321

Germany — 8.5%
Industrials — 5.7%
Duerr	585,417	13,648,919
GEA Group	225,468	16,134,598
KION Group	169,703	12,046,092
Krones	109,458	15,893,140
Siemens	48,596	13,772,793
		71,495,542
Description	Shares	Fair Value
Germany — continued
Information Technology — 2.8%
Infineon Technologies	402,717	$15,952,502
Jenoptik	820,058	18,513,775
		34,466,277
		105,961,819

Japan — 19.3%
Industrials — 15.4%
Daifuku	543,100	17,372,995
Daihen	216,600	14,242,692
FANUC	727,100	23,169,218
Fuji Machine Manufacturing	904,700	17,603,053
Harmonic Drive Systems(A)	1,106,800	20,490,043
Mitsubishi Electric	571,600	16,017,638
Nabtesco	620,500	15,595,573
Shibaura Machine(A)	382,800	10,659,907
SMC	55,200	18,836,546
THK	530,100	14,169,951
Yaskawa Electric(A)	841,200	23,179,345
		191,336,961

Information Technology — 3.9%
Keyence	42,300	15,752,497
Omron(A)	563,600	15,767,849
Yokogawa Electric	576,700	17,306,054
		48,826,400
		240,163,361

Norway — 1.5%
Industrials — 1.5%
AutoStore Holdings*	18,826,210	18,292,237

South Korea — 1.3%
Information Technology — 1.3%
Koh Young Technology	1,324,536	15,525,356

Sweden — 2.3%
Health Care — 1.0%
Elekta, Cl B(A)	2,490,132	12,680,851

Information Technology — 1.3%
Hexagon, Cl B	1,330,148	16,331,709
		29,012,560

Switzerland — 2.7%
Industrials — 2.7%
ABB	224,973	16,719,887
Kardex Holding	46,200	17,380,754
		34,100,641

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

October 31, 2025 (Unaudited) (Continued)

Description	Shares	Fair Value
Taiwan — 5.8%
Industrials — 1.4%
Hiwin Technologies	2,475,676	$17,999,206

Information Technology — 4.4%
Advantech	1,309,956	13,359,071
Delta Electronics	546,908	17,701,879
Hon Hai Precision Industry	2,799,413	23,449,102
		54,510,052
		72,509,258

United Kingdom — 2.0%
Information Technology — 2.0%
Raspberry PI Holdings PLC(A)*	1,763,766	8,402,638
Renishaw PLC	347,064	16,119,288
		24,521,926

United States — 44.2%
Consumer Discretionary — 3.3%
Aptiv PLC*	143,866	11,667,533
Serve Robotics(A)*	1,129,502	14,943,311
Tesla*	31,824	14,529,565
		41,140,409

Health Care — 5.8%
Azenta*	448,986	13,559,377
Globus Medical, Cl A*	227,841	13,759,318
Illumina*	168,301	20,791,906
Intuitive Surgical*	43,481	23,231,029
		71,341,630

Industrials — 14.3%
Deere	31,744	14,653,983
Emerson Electric	127,136	17,744,372
GXO Logistics*	217,973	12,252,262
Joby Aviation(A)*	1,146,487	19,880,085
John Bean Technologies	113,366	14,295,453
Nordson	72,630	16,846,528
Rockwell Automation	57,062	21,019,358
Schneider Electric	59,826	16,993,512
Stratasys(A)*	1,397,927	14,845,985
Symbotic, Cl A(A)*	353,831	28,642,619
		177,174,157
Description	Shares	Fair Value
United States — continued
Information Technology — 20.8%
Ambarella*	204,666	$17,443,683
Autodesk*	45,410	13,683,849
Cadence Design Systems*	41,066	13,908,644
Cognex	300,453	12,435,750
Coherent*	141,120	18,622,195
IPG Photonics(A)*	219,262	18,663,581
Manhattan Associates*	70,717	12,875,444
Microchip Technology	184,813	11,536,027
Novanta*	174,888	22,212,525
NVIDIA	88,138	17,847,064
PTC*	67,860	13,472,924
Qualcomm	86,372	15,624,695
Samsara, Cl A*	381,106	15,309,028
Teradyne	153,016	27,812,188
Trimble Navigation*	176,026	14,038,074
Zebra Technologies, Cl A*	51,761	13,936,649
		259,422,320
		549,078,516

Total Common Stock
(Cost $960,781,586)		1,233,751,430

SHORT-TERM INVESTMENTS — 6.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares, 4.08%(B)(C)	70,276,510	70,276,510
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(B)	6,297,816	6,297,815

Total Short-Term Investments
(Cost $76,574,325)		76,574,325

Total Investments - 105.4%
(Cost $1,037,355,911)		$1,310,325,755
The accompanying notes are an integral part of the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

October 31, 2025 (Unaudited) (Concluded)

Percentages are based on Net Assets of $1,243,561,429.

††       Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*          Non-income producing security.

(A)      This security or a partial position of this security is on loan at October 31, 2025. The total value of securities on loan at October 31, 2025 was $92,637,463.

(B)      The rate shown is the 7-day effective yield as of October 31, 2025.

(C)      This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2025 was $70,276,510. The total value of non-cash collateral held from securities on loan as of October 31, 2025 was $23,130,558.

Cl — Class

PLC — Public Limited Company

As of October 31, 2025, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Artificial Intelligence ETF

Schedule of Investments

October 31, 2025 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 99.7%
Brazil — 1.5%
Consumer Discretionary — 1.5%
MercadoLibre*	1,967	$4,577,720

Canada — 1.9%
Information Technology — 1.9%
Shopify, Cl A*	34,282	5,960,269

China — 4.4%
Consumer Discretionary — 4.4%
Alibaba Group Holding ADR	46,639	7,948,685
JD.com ADR	178,524	5,898,433
		13,847,118

Germany — 1.9%
Information Technology — 1.9%
Infineon Technologies	153,250	6,070,568

Netherlands — 6.3%
Information Technology — 6.3%
ASML Holding, Cl G	7,258	7,687,891
Nebius Group, Cl A*	92,657	12,121,389
		19,809,280

Taiwan — 5.9%
Information Technology — 5.9%
Global Unichip	118,748	5,910,167
MediaTek	116,804	4,977,497
Taiwan Semiconductor Manufacturing	157,085	7,664,926
		18,552,590
United Kingdom — 0.9%
Information Technology — 0.9%
Raspberry PI Holdings PLC*	582,789	2,776,425
Description	Shares	Fair Value
United States — 76.9%
Communication Services — 5.4%
Alphabet, Cl A	27,462	$7,722,040
Meta Platforms, Cl A	8,223	5,331,382
Spotify Technology*	5,927	3,884,082
		16,937,504
Consumer Discretionary — 3.8%
Amazon.com*	26,387	6,444,233
Tesla*	11,953	5,457,262
		11,901,495
Health Care — 6.8%
Ginkgo Bioworks Holdings*	341,498	4,436,059
Illumina*	46,316	5,721,878
Tempus AI, Cl A*	79,435	7,137,235
Veracyte*	113,424	4,092,338
		21,387,510

Industrials — 1.1%
Verisk Analytics, Cl A	15,039	3,289,932

Information Technology — 58.8%
Advanced Micro Devices*	39,711	10,170,781
Ambarella*	72,447	6,174,658
Analog Devices	24,552	5,748,360
Arista Networks*	37,946	5,983,705
Astera Labs*	27,676	5,166,556
Autodesk*	17,597	5,302,680
Cloudflare, Cl A*	28,285	7,164,590
Cognex	110,576	4,576,741
Crowdstrike Holdings, Cl A*	13,283	7,212,802
CyberArk Software*	12,130	6,317,061
Datadog, Cl A*	45,053	7,335,079
Elastic*	52,093	4,647,737
HubSpot*	10,456	5,143,515
International Business Machines	18,950	5,825,419
IonQ*	132,774	8,282,442
JFrog*	96,686	4,590,651
Lam Research	52,028	8,192,329
Lumentum Holdings*	33,241	6,700,056
Microsoft	10,686	5,533,318
MongoDB, Cl A*	14,702	5,290,074
Nutanix, Cl A*	63,688	4,537,133
NVIDIA	34,776	7,041,792

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Artificial Intelligence ETF

Schedule of Investments

October 31, 2025 (Unaudited) (Concluded)

Description	Shares	Fair Value
United States — continued
Information Technology — continued
Palo Alto Networks*	30,524	$6,722,606
Pure Storage, Cl A*	74,124	7,316,039
Qualcomm	32,697	5,914,887
Samsara, Cl A*	141,056	5,666,220
Snowflake, Cl A*	22,596	6,211,188
Super Micro Computer*	118,174	6,140,321
Teradyne	37,042	6,732,754
Varonis Systems, Cl B*	73,709	2,596,768
		184,238,262
Real Estate — 1.0%
CoStar Group*	44,723	3,077,390
		240,832,093

Total Common Stock
(Cost $222,203,429)		312,426,063

SHORT-TERM INVESTMENT — 0.3%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(A)	963,831	963,831

Total Short-Term Investment
(Cost $963,831)		963,831

Total Investments - 100.0%
(Cost $223,167,260)		$313,389,894

Percentages are based on Net Assets of $313,269,923.

††       Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*          Non-income producing security.

(A)      The rate shown is the 7-day effective yield as of October 31, 2025.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of October 31, 2025, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statements of Assets and Liabilities

October 31, 2025 (Unaudited)

	ROBO Global® Healthcare Technology and Innovation ETF	ROBO Global® Robotics and Automation Index ETF	ROBO Global® Artificial Intelligence ETF
Assets:
Investments, at Cost	$47,431,538	$1,037,355,911	$223,167,260
Foreign Currency, at Cost	—	316,720	—
Investments, at Fair Value*	$50,271,316	$1,310,325,755	$313,389,894
Cash and Cash Equivalents	3,567	86,186	221,273
Foreign Currency, at Value	—	316,027	7
Tax Reclaims Receivable	60,371	2,290,023	5,314
Dividends Receivable	18,346	1,718,267	14,662
Receivable for Capital Shares Sold	—	—	1,711,867
Securities Lending Income Receivable	—	71,357	—
Total Assets	50,353,600	1,314,807,615	315,343,017

Liabilities:
Advisory Fees Payable - Net	28,156	968,998	170,843
Payable Upon Return on Securities Loaned	—	70,276,510	—
Payable for Investment Securities Purchased	—	678	1,902,251
Total Liabilities	28,156	71,246,186	2,073,094

Net Assets	$50,325,444	$1,243,561,429	$313,269,923

Net Assets Consist of:
Paid-in Capital	$143,391,378	$1,343,636,029	$230,802,914
Total Distributable Earnings (Accumulated Losses)	(93,065,934)	(100,074,600)	82,467,009
Net Assets	$50,325,444	$1,243,561,429	$313,269,923

Outstanding Shares of Beneficial Interest
(unlimited authorization – no par value)	1,500,001	17,900,000	4,575,000
Net Asset Value, Offering and Redemption Price Per Share	$33.55	$69.47	$68.47
* Includes Value of Securities on Loan	$—	$92,637,463	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statements of Operations

For the Six Months Ended October 31, 2025 (Unaudited)

	ROBO Global® Healthcare Technology and Innovation ETF	ROBO Global® Robotics and Automation Index ETF	ROBO Global® Artificial Intelligence ETF
Investment Income:
Dividend Income	$101,971	$7,918,257	$450,527
Income from Securities Lending, Net	—	583,155	—
Tax Reclaims	—	609,970	—
Less: Foreign Taxes Withheld	(9,035)	(1,595,704)	(35,332)
Total Investment Income	92,936	7,515,678	415,195

Expenses:
Advisory Fees	182,942	5,160,614	857,556
Total Expenses	182,942	5,160,614	857,556

Less:
Waiver of Advisory Fees (Note 3)	(27,442)	—	(79,996)
Net Expenses	155,500	5,160,614	777,560
Net Investment Income (Loss)	(62,564)	2,355,064	(362,365)

Net Realized Gain (Loss) on:
Investments(1)	(421,735)	40,807,638	6,563,764
Foreign Currency Transactions	126	(80,154)	(9,026)
Net Realized Gain (Loss)	(421,609)	40,727,484	6,554,738

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	10,428,352	280,982,999	87,293,694
Foreign Currency Translations	722	(172,730)	63
Net Change in Unrealized Appreciation (Depreciation)	10,429,074	280,810,269	87,293,757
Net Realized and Unrealized Gain (Loss)	10,007,465	321,537,753	93,848,495
Net Increase (Decrease) in Net Assets Resulting from Operations	$9,944,901	$323,892,817	$93,486,130

(1)  Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statements of Changes in Net Assets

	ROBO Global® Healthcare Technology and Innovation ETF
	For the Six Months Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025
Operations:
Net Investment Income (Loss)	$(62,564)	$(132,676)
Net Realized Gain (Loss)(1)	(421,609)	(8,323,115)
Net Change in Unrealized Appreciation (Depreciation)	10,429,074	11,534,369
Net Increase (Decrease) in Net Assets Resulting from Operations	9,944,901	3,078,578

Capital Share Transactions:
Issued	—	3,569,383
Redeemed	(3,573,930)	(22,393,385)
Increase (Decrease) in Net Assets from Capital Share Transactions	(3,573,930)	(18,824,002)
Total Increase (Decrease) in Net Assets	6,370,971	(15,745,424)

Net Assets:
Beginning of Year/Period	43,954,473	59,699,897
End of Year/Period	$50,325,444	$43,954,473

Share Transactions:
Issued	—	125,000
Redeemed	(125,000)	(775,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(125,000)	(650,000)

(1)   Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statements of Changes in Net Assets

	ROBO Global® Robotics and Automation Index ETF
	For the Six Months Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025
Operations:
Net Investment Income (Loss)	$2,355,064	$2,164,671
Net Realized Gain (Loss)(1)	40,727,484	15,598,493
Net Change in Unrealized Appreciation (Depreciation)	280,810,269	(78,190,947)
Net Increase (Decrease) in Net Assets Resulting from Operations	323,892,817	(60,427,783)

Distributions:	—	(5,665,471)
Capital Share Transactions:
Issued	41,230,333	6,920,806
Redeemed	(27,456,771)	(280,910,187)
Increase (Decrease) in Net Assets from Capital Share Transactions	13,773,562	(273,989,381)
Total Increase (Decrease) in Net Assets	337,666,379	(340,082,635)

Net Assets:
Beginning of Year/Period	905,895,050	1,245,977,685
End of Year/Period	$1,243,561,429	$905,895,050

Share Transactions:
Issued	625,000	125,000
Redeemed	(475,000)	(5,075,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	150,000	(4,950,000)

(1)   Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statements of Changes in Net Assets

	ROBO Global® Artificial Intelligence ETF
	For the Six Months Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025
Operations:
Net Investment Income (Loss)	$(362,365)	$(317,576)
Net Realized Gain (Loss)(1)	6,554,738	16,179,200
Net Change in Unrealized Appreciation (Depreciation)	87,293,757	(9,739,416)
Net Increase (Decrease) in Net Assets Resulting from Operations	93,486,130	6,122,208

Capital Share Transactions:
Issued	73,415,386	58,977,782
Redeemed	(15,431,719)	(76,827,471)
Increase (Decrease) in Net Assets from Capital Share Transactions	57,983,667	(17,849,689)
Total Increase (Decrease) in Net Assets	151,469,797	(11,727,481)

Net Assets:
Beginning of Year/Period	161,800,126	173,527,607
End of Year/Period	$313,269,923	$161,800,126

Share Transactions:
Issued	1,275,000	1,200,000
Redeemed	(300,000)	(1,750,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	975,000	(550,000)

(1)   Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Healthcare Technology and Innovation ETF

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout each Year/Period

	For the Six Months Ended October 31, 2025 (Unaudited)		Years Ended April 30,
			2025	2024	2023	2022	2021
Net Asset Value, beginning of year/period	$27.05		$26.24	$30.25	$30.91	$46.39	$27.49
Investment Activities
Net investment income (loss)*	(0.04)		(0.07)	(0.05)	(0.11)	(0.18)	(0.15)
Net realized and unrealized gain (loss)	6.54		0.88	(3.96)	(0.55)	(15.28)	19.05
Total from investment activities	6.50		0.81	(4.01)	(0.66)	(15.46)	18.90
Distributions to shareholders from:
Net realized capital gains	—		—	—	—	(0.02)	—
Total distributions	—		—	—	—	(0.02)	—
Net Asset Value, end of year/period	$33.55		$27.05	$26.24	$30.25	$30.91	$46.39
Net Asset Value, Total Return (%)(1)	24.03		3.09	(13.26)	(2.14)	(33.33)	68.75
Ratios to Average Net Assets
Expenses (%)	0.68	(2)	0.68	0.68	0.68	0.68	0.68
Expenses excluding waivers (%)	0.80	(2)	0.80	0.80	0.80	0.80	0.80
Net investment income (loss) (%)	(0.27	)(2)	(0.25)	(0.20)	(0.36)	(0.42)	(0.36)
Supplemental Data
Net Assets end of year/period (000)	$50,325		$43,954	$59,700	$98,300	$129,833	$218,013
Portfolio turnover rate(%)(3)	18		35	39	39	38	28

*    Per share data calculated using average shares method.

(1)  Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)  Annualized.

(3)  Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

Amounts designated as “—” are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout each Year/Period

	For the Six Months Ended October 31, 2025 (Unaudited)		Years Ended April 30,
			2025	2024	2023	2022	2021
Net Asset Value, beginning of year/period	$51.04		$54.89	$53.27	$50.73	$64.61	$38.95
Investment Activities
Net investment income (loss)*	0.13		0.11	0.04	0.03	(0.09)	0.10
Net realized and unrealized gain (loss)	18.30		(3.65)	1.61	2.51	(13.67)	25.68
Total from investment activities	18.43		(3.54)	1.65	2.54	(13.76)	25.78
Distributions to shareholders from:
Net investment income	—		(0.31)	(0.03)	—	(0.12)	(0.12)
Total distributions	—		(0.31)	(0.03)	—	(0.12)	(0.12)
Net Asset Value, end of year/period	$69.47		$51.04	$54.89	$53.27	$50.73	$64.61
Net Asset Value, Total Return (%)(1)	36.11		(6.51)	3.09	5.01	(21.35)	66.21
Ratios to Average Net Assets
Expenses (%)	0.95	(2)	0.95	0.95	0.95	0.95	0.95
Net investment income (loss) (%)	0.43	(2)	0.20	0.08	0.06	(0.14)	0.19
Supplemental Data
Net Assets end of year/period (000)	$1,243,561		$905,895	$1,245,978	$1,338,300	$1,390,114	$1,886,545
Portfolio turnover rate(%)(3)	18		36	26	24	26	29

*    Per share data calculated using average shares method.

(1)  Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)  Annualized.

(3)  Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Artificial Intelligence ETF

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout each Year/Period

	For the Six Months Ended October 31, 2025 (Unaudited)		Years Ended April 30,				Period Ended April 30, 2021†
			2025	2024	2023	2022
Net Asset Value, beginning of year/period	$44.94		$41.81	$30.32	$30.90	$41.42	$25.02
Investment Activities
Net investment income (loss)*	(0.09)		(0.10)	(0.07)	(0.05)	(0.06)	(0.16)
Net realized and unrealized gain (loss)	23.62		3.23	11.56	(0.53)	(10.46)	16.56
Total from investment activities	23.53		3.13	11.49	(0.58)	(10.52)	16.40
Net Asset Value, end of year/period	$68.47		$44.94	$41.81	$30.32	$30.90	$41.42
Net Asset Value, Total Return (%)(1)	52.36		7.49	37.90	(1.88)	(25.40)	65.55
Ratios to Average Net Assets
Expenses (%)	0.68	(2)	0.68	0.68	0.68	0.68	0.68	(2)
Expenses excluding waivers (%)	0.75	(2)	0.75	0.75	0.75	0.75	0.75	(2)
Net investment income (loss) (%)	(0.32	)(2)	(0.21)	(0.17)	(0.18)	(0.15)	(0.42	)(2)
Supplemental Data
Net Assets end of year/period (000)	$313,270		$161,800	$173,528	$25,015	$29,353	$37,281
Portfolio turnover rate(%)(3)	16		42	29	37	30	30

†    Commenced operations on May 8, 2020.

*    Per share data calculated using average shares method.

(1)  Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)  Annualized.

(3)  Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Notes to Financial Statements

October 31, 2025 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the ROBO Global® Healthcare Technology and Innovation ETF, the ROBO Global® Robotics and Automation Index ETF, and the ROBO Global® Artificial Intelligence ETF (each a “Fund”, and together the “Funds”). The ROBO Global® Healthcare Technology and Innovation ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Healthcare Technology and Innovation Index. The ROBO Global® Robotics and Automation Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Robotics and Automation Index. The ROBO Global® Artificial Intelligence ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Artificial Intelligence Index. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for each Fund. Each Fund is classified as “diversified” under the 1940 Act, except for ROBO Global® Artificial Intelligence ETF which is classified as “non-diversified” (see “Non-Diversification Risk” under Note 7). The ROBO Global® Healthcare Technology and Innovation ETF commenced operations on June 24, 2019, the ROBO Global® Robotics & Automation Index ETF commenced operations on October 21, 2013 and the ROBO Global® Artificial Intelligence ETF commenced operations on May 8, 2020.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for shares of a Fund may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares called “Creation Units.” Creation Units are available for purchase and redemption on each business day and are offered and redeemed on an in-kind basis, together with a specified cash amount, or for an all cash amount. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”), and concluded that the Funds meet the criteria of an “investment company,” and therefore, the Funds prepare their financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — Each Fund is an investment company in conformity with U.S. GAAP. Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

Segment Reporting — In accordance with the FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Adviser reviewed each Fund in the Trust, evaluated its business activities and determined that each Fund operates as a single reportable operating segment. An operating segment is defined in Topic 280 as a component of a public entity that engages in business

ROBO Global®

Notes to Financial Statements

October 31, 2025 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the Co-Chief Executive Officers of the Adviser, and who are also officers of the Trust. The CODM has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations and financial reporting. Through these committees, the CODM manages the fund’s operations to achieve the investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund.

Security Valuation — The Funds record their investments at fair value. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price for long positions and at the most recent quoted ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Rule 2a-5 under the 1940 Act, establishes requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available.

Pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for a Fund through the Adviser’s Valuation Committee and (ii) approved the Adviser’s Valuation Procedures.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, a Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to, government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

ROBO Global®

Notes to Financial Statements

October 31, 2025 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•    Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•    Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•    Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the six months ended October 31, 2025 maximized the use of observable inputs and minimized the use of unobservable inputs. Investments are classified within the level of the lowest significant input considered in determining fair value.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

Each Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on their Statements of Operations. As of October 31, 2025, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. Current tax years remain open and subject to examination by tax jurisdictions. The Funds have reviewed all major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Foreign Taxes — The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and

ROBO Global®

Notes to Financial Statements

October 31, 2025 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Concluded)

unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. The Funds may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statements of Assets and Liabilities, if any. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — Each Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Funds issue and redeem shares at NAV and only in Creation Units, or multiples thereof. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee, regardless of the number of Creation Units created in a given transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard minimum redemption transaction fee to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed in a given transaction. The Funds may charge, either in lieu of or in addition to the fixed creation transaction fee, a variable fee for creations and redemptions in order to cover certain non-standard brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transactions. In all cases, such fees will be limited in accordance with the requirements of the Commission applicable to management investment companies offering redeemable securities.

The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase and sell shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to SEI Investments Distribution Co. (the “Distributor”), on behalf of a Fund, by the time as set forth in the Authorized Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Authorized Participant Agreement. An Authorized Participant Agreement may permit a Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of a Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

ROBO Global®

Notes to Financial Statements

October 31, 2025 (Unaudited) (Continued)

3. SERVICE PROVIDERS

Investment Advisory and Administrative Services

The Adviser is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Funds and is responsible for the day-to-day management of the Funds, including, among other things, implementing changes to each Fund’s portfolio in connection with any rebalancing or reconstitution of an Index, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services it provides to the Funds, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund as follows:

ROBO Global® Healthcare Technology and Innovation ETF	0.80	%(1)
ROBO Global® Robotics and Automation Index ETF	0.95	%(2)
ROBO Global® Artificial Intelligence ETF	0.75	%(3)

(1) The Adviser has contractually agreed to waive a portion of its fee in an amount equal to 0.12% of average daily net assets through at least August 31, 2026, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time. The fees waived are non-recoupable.

(2) The Fund pays the Adviser a fee at an annual rate of 0.95% on up to $2 billion in assets, 0.75% on the next $3 billion in assets, and 0.65% on assets greater than $5 billion.

(3) The Adviser has contractually agreed to waive a portion of its fee in an amount equal to 0.07% of the Fund’s average daily net assets through at least August 31, 2026. This arrangement may be terminated only by the Trust’s Board of Trustees. The fees waived are non-recoupable.

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly-owned subsidiary of the Adviser, administers each Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under each Funds’ fee arrangement (as described below), and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. For the services it provides to each Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of each Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds (including the fee charged by ETC Platform Services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”).

VettaFi LLC is the sponsor of each Fund’s Index and each Fund (the “Sponsor”). In connection with an arrangement between the Adviser, and the Sponsor, the Sponsor has agreed to assume the obligation of the Adviser to pay all expenses of the Funds (except Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee. For its services, the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of each Fund. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund.

A Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

Distribution Arrangement

The Distributor serves as the underwriter and distributor of each Fund’s shares pursuant to a distribution agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of a Fund’s shares. The Distributor bears the following costs

ROBO Global®

Notes to Financial Statements

October 31, 2025 (Unaudited) (Continued)

3. SERVICE PROVIDERS (Concluded)

and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in any Fund’s shares.

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the six months ended October 31, 2025, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services serves as the Funds’ administrator pursuant to an administration agreement. The Bank of New York Mellon serves as the Funds’ custodian and transfer agent pursuant to a custodian agreement and transfer agency services agreement. The Adviser pays these fees.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

4. INVESTMENT TRANSACTIONS

For the six months ended October 31, 2025, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
ROBO Global® Healthcare Technology and Innovation ETF	$8,252,037	$8,438,413
ROBO Global® Robotics and Automation Index ETF	194,528,280	194,773,636
ROBO Global® Artificial Intelligence ETF	39,734,946	36,059,997

For the six months ended October 31, 2025, there were no purchases or sales of long-term U.S. Government securities by any of the Funds.

For the six months ended October 31, 2025, the in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain (Loss)
ROBO Global® Healthcare Technology and Innovation ETF	$—	$3,508,333	$688,074
ROBO Global® Robotics and Automation Index ETF	34,550,378	23,367,631	7,379,794
ROBO Global® Artificial Intelligence ETF	67,995,831	14,859,365	5,997,445

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature; they are charged or credited to paid-in capital or total distributable earnings (accumulated losses), as appropriate, in the period that the differences arise.

ROBO Global®

Notes to Financial Statements

October 31, 2025 (Unaudited) (Continued)

5. TAX INFORMATION (Concluded)

The tax character of dividends and distributions paid during the years ended April 30, 2025 and April 30, 2024 were as follows:

	Ordinary Income	Long-Term Capital Gain	Totals
ROBO Global® Healthcare Technology and Innovation ETF
2025	$—	$—	$—
2024	—	—	—

ROBO Global® Robotics and Automation Index ETF
2025	$5,665,471	$—	$5,665,471
2024	684,846	—	684,846

ROBO Global® Artificial Intelligence ETF
2025	$—	$—	$—
2024	—	—	—

As of April 30, 2025, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	ROBO Global® Healthcare Technology and Innovation ETF	ROBO Global® Robotics and Automation Index ETF	ROBO Global® Artificial Intelligence ETF
Undistributed Ordinary Income	$—	$5,441,868	$66,898
Capital Loss Carryforwards	(93,581,424)	(392,943,206)	(10,512,183)
Unrealized Appreciation (Depreciation)	(9,429,417)	(36,466,072)	(573,834)
Other Temporary Differences	6	(7)	(2)
Total Distributable Earnings (Accumulated Losses)	$(103,010,835)	$(423,967,417)	$(11,019,121)

The Funds are permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of April 30, 2025, the Funds have the following capital loss carryforwards to offset capital gains for an unlimited period:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total Capital Loss Carryforwards
ROBO Global® Healthcare Technology and Innovation ETF	$24,505,035	$69,076,389	$93,581,424
ROBO Global® Robotics and Automation Index ETF	96,819,339	296,123,867	392,943,206
ROBO Global® Artificial Intelligence ETF	1,762,221	8,749,962	10,512,183

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Funds at October 31, 2025, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ROBO Global® Healthcare Technology and Innovation ETF	$47,431,538	$10,563,068	$(7,723,290)	$2,839,778
ROBO Global® Robotics and Automation Index ETF	1,037,355,911	334,681,325	(61,711,481)	272,969,844
ROBO Global® Artificial Intelligence ETF	223,167,260	94,068,073	(3,845,439)	90,222,634

ROBO Global®

Notes to Financial Statements

October 31, 2025 (Unaudited) (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), each shareholder of a Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Risk information is applicable to each Fund unless otherwise noted. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the Funds’ prospectus for a complete description of the principal risks of investing in a Fund.

Currency Exchange Rate Risk: To the extent each Fund invests in securities denominated in non-U.S. currencies, changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Funds’ investment and the value of your shares. Because each Funds NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which each Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in a Fund may change quickly and without warning and you may lose money.

Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in each Fund more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of the Funds’ portfolio holdings trade in markets that are closed when the Funds’ market is open, there may be valuation differences that could lead to differences between the Funds’ market price and the value of the Funds’ portfolio holdings.

Geographic Investment Risk: To the extent each Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Market Risk: The market price of an investment could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of an investment also may decline because of factors that affect a particular industry or industries such as labor shortages, increased production costs, and competitive conditions. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific investments. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.

Non-Diversification Risk: (ROBO Global® Artificial Intelligence ETF only) The Fund is non-diversified under the 1940 Act, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

ROBO Global®

Notes to Financial Statements

October 31, 2025 (Unaudited) (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS (Concluded)

Sector Focus Risk: Each Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While each Fund’s sector exposure is expected to vary over time based on the composition of the Index, each Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which each Fund may have exposure over time and should not be relied on as such.

Health Care Sector Risk: (ROBO Global® Healthcare Technology and Innovation ETF only) Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the health care sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the health care sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

Industrials Sector Risk: (ROBO Global® Robotics and Automation Index ETF only) Stock prices for industrials companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Information Technology Sector Risk: (ROBO Global® Robotics and Automation Index ETF and ROBO Global® Artificial Intelligence ETF only) The Fund is subject to the risk that market or economic factors impacting information technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.

7. SECURITIES LENDING

Each Fund has entered into a Securities Lending Agreement with the Bank of New York Mellon (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). The Funds will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and regulations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the value of domestic equity securities and American Depositary Receipts and 105% of the value of foreign equity securities (other than ADRs). However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Funds may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending

ROBO Global®

Notes to Financial Statements

October 31, 2025 (Unaudited) (Continued)

7. SECURITIES LENDING (Concluded)

activity by a Fund that might occur during the term of the loan would be for the account of the Fund. For financial statement purposes, the Funds record the securities lending collateral as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. The Funds do not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund’s Schedules of Investments, if any.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following is a summary of securities lending agreements held by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of October 31, 2025:

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received(1)	Net Amount
ROBO Global® Robotics and Automation Index ETF	$92,637,463	$70,276,510	$22,360,953	$—

(1) Collateral and non-cash collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.

The value of loaned securities and related collateral outstanding at October 31, 2025 are shown in the Schedule of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of October 31, 2025, the cash collateral was invested in a Short-Term Investment (Dreyfus Institutional Preferred Government Plus Money Market Fund) and the non-cash collateral consisted of Government Securities (U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds) with the following maturities:

Remaining Contractual Maturity of the Agreements, as of October 31, 2025

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
ROBO Global® Robotics and Automation Index ETF
Short-Term Investment	$70,276,510	$—	$—	$—	$70,276,510
U.S. Government Securities	—	81,303	463,776	22,585,479	23,130,558
Total	$70,276,510	$81,303	$463,776	$22,585,479	$93,407,068

8. OTHER

At October 31, 2025, the records of the Trust reflected that 100% of the Funds’ total shares outstanding were held by five Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

ROBO Global®

Notes to Financial Statements

October 31, 2025 (Unaudited) (Concluded)

9. RECENT MARKET EVENTS

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors.

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and raised interest rates in an effort to fight inflation. The Federal Reserve has begun to lower interest rates and may continue to do so in the future. Trade disputes and the imposition of tariffs, along with other matters, may negatively impact the economies of the United States and its trading partners, as well as the financial markets as a whole. This and other government intervention into the economy and financial markets to address significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

10. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

11. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

ROBO Global®

Other Information (Form N-CSRS Items 8-11)

(Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

All fund expenses, including Trustee compensation is paid by the Adviser pursuant to the Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At a meeting held on September 24, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered and approved the continuance of the investment advisory agreement between the Trust, on behalf of the ROBO Global® Robotics and Automation Index ETF (“ROBO”), ROBO Global® Healthcare Technology and Innovation ETF (“HTEC”), and ROBO Global® Artificial Intelligence ETF (“THNQ”) (each, a “Fund” and collectively, the “Funds”), and Exchange Traded Concepts, LLC (“ETC”) pursuant to which ETC provides advisory services to the Funds (the “Agreement”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreement must be approved by a vote of (i) the Trustees or the shareholders of the Fund and (ii) a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and ETC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement. In addition, rules under the 1940 Act require the Funds to disclose in its Form N-CSR the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Agreement.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from ETC and, at the Meeting, representatives from ETC presented additional oral and written information to help the Board evaluate the Agreement. Among other things, representatives from ETC provided an overview of its advisory business, including investment personnel and investment processes. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentation, and deliberated on the approval of the Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the continuance of the Agreement, the Board took into account the materials provided for the Meeting, the extensive discussions before and during the Meeting, including the discussions the Independent Trustees had during their executive session with independent legal counsel. In particular, the Board took into consideration (i) the nature, extent, and quality of the services provided by ETC to each Fund; (ii) each Fund’s performance; (iii) ETC’s costs of and profits realized from providing advisory services to each Fund, including any fall-out benefits to ETC or its affiliates; (iv) comparative fee and expense data; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Nature, Extent, and Quality of Services. With respect to the nature, extent, and quality of the services provided to the Funds, the Board considered ETC’s specific responsibilities in all aspects of the day-to-day management of the Funds.

ROBO Global®

Other Information (Form N-CSRS Items 8-11)

(Unaudited) (Continued)

The Board considered that responsibilities with respect to the Funds’ portfolios include developing, implementing, and maintaining each Fund’s investment program; implementing changes to a Fund’s portfolio in connection with any rebalancing or reconstitution of the underlying index; selecting broker-dealers to execute purchase and sale transactions; determining the daily baskets of deposit securities and cash components; and executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis. The Board considered that beyond portfolio management, ETC, including through its affiliates, also maintains responsibilities for overseeing compliance with relevant law; monitoring compliance with various policies and procedures and applicable securities regulations; providing various administrative services to the Fund and overseeing third-party administrators; quarterly reporting to the Board; negotiating licensing agreements with index providers and overseeing the relationship between the Fund and the index provider; and implementing Board directives as they relate to the Funds. The Board considered that those services also include arranging for and providing oversight of transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate; administering the Funds’ business affairs; providing office facilities and equipment and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations; supervising each Fund’s registration as an investment company and the offering of Fund shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for each Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust.

The Board noted that it has reviewed ETC’s responses to a detailed series of questions, which included a description of ETC’s consolidated operations, services, personnel, compliance program, risk management program, and financial condition, and an overview of the material changes to such information since it was last presented to the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s investment personnel, the quality of ETC’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that ETC has procedures that are reasonably designed to comply with the federal securities laws. The Board considered ETC’s experience working with ETFs, including the Fund, other series of the Trust, and other ETFs outside of the Trust. The Board also considered the pending organizational changes at ETC. The Board noted no other material changes to ETC’s staffing, management, or overall condition over the past year. Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of services provided to the Funds by ETC.

Performance. The Board reviewed each Fund’s performance in light of its stated investment objective, noting that each Fund is passively managed and each Fund’s objective was to provide investment results that correspond to the total return performance of its index. The Board was provided with reports regarding each Fund’s past performance, including a report comparing each Fund’s performance to the performance of its underlying index for various time periods ended June 30, 2025 and reports prepared by ISS, an independent third party, comparing each Fund’s advisory fee to those paid by a group of peer funds. The Board found that each Fund slightly underperformed, but generally in line, compared to its respective index over the relevant period. The Board reviewed information regarding each Fund’s index tracking, noting, as applicable, the factors that contributed to the Fund’s tracking error, such as each Fund’s management fee and trading commissions. The Board further noted that it received regular reports regarding each Fund’s performance, including tracking error, at its quarterly meetings throughout the year. The Board concluded that each Fund’s performance was acceptable.

Cost of Advisory Services and Profitability. The Board reviewed the advisory fee paid by each Fund to ETC under the Agreement. The Board reviewed reports prepared by ISS comparing each Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the report for each Fund included passively managed ETFs and that ISS independently selected the particular ETFs that were included in its report. In support of its review of the statistical information, the Board was provided with a description of the methodology used by ISS to prepare this information. The Board noted that ROBO’s advisory fee and net total expenses were the second highest among the peer group. The Board noted that THNQ’s advisory fee was the second highest among the peer group but that

ROBO Global®

Other Information (Form N-CSRS Items 8-11)

(Unaudited) (Concluded)

net total expenses were the fourth highest of their peer groups. The Board noted that HTEC’s advisory fee was the highest among the peer group, but that net total expenses were the third highest of their peer groups. The Board considered that ETC had implemented a contractual fee waiver for HTEC equal to 0.12% of its average daily net assets and a contractual fee waiver for THNQ equal to 0.07% of its average daily net assets.

The Board took into account that each Fund’s underlying index was highly specialized and the product of rigorous research, which may contribute to limitations in the construction of the peer groups to provide meaningful direct comparisons to each Fund. The Board took into consideration that the advisory fee for each Fund is a “unitary fee,” meaning that each Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes and interest. The Board noted that, under the Agreement, ETC is responsible for compensating the Funds’ other service providers and paying the Funds’ other expenses out of its own fee and resources and that, while the Funds’ index provider has assumed such responsibility, ETC is ultimately responsible for ensuring the obligation is satisfied. The Board considered information provided about the costs and expenses incurred by ETC in providing advisory services, evaluated the compensation and benefits received by ETC from its relationship with each Fund, and reviewed profitability information from ETC with respect to each Fund. The Board considered the risks borne by ETC associated with providing services to the Funds, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Funds. Based on the foregoing information, the Board concluded that the advisory fee appeared reasonable in light of the services rendered and the advisory arrangement with ROBO being only modestly profitable to ETC.

Economies of Scale. The Board considered the extent to which economies of scale have been realized as each Fund’s assets have grown and whether the Fund’s fee structure reflects these economies of scale for the benefit of shareholders of Fund. The Board noted that ROBO’s investment advisory fee includes breakpoints, which allows for economies of scale to be shared through reductions in the advisory fee as Fund assets grow. The Board also concluded that ETC was not realizing a profit for services with respect to HTEC and THNQ and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved.

Other Benefits.  The Board considered other direct and indirect benefits that could be realized by ETC from its relationship with the Funds. The Board considered that ETC does not utilize soft dollars with respect to the Funds. The Board considered that ETC receives some form of reputational benefits from services rendered to the Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Board concluded that the additional benefits ETC receives from its relationship with the Funds are reasonable and appropriate.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuance of the Agreement on behalf of each Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the Agreement, including the compensation payable thereunder, was fair and reasonable to each Fund. The Board, including the Independent Trustees, therefore, determined that the approval of the continuance of the Agreement was in the best interests of each Fund and its shareholders.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue
Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Funds.

For additional information about the Funds; including prospectus, financial information, holdings, and proxy voting information, call or visit:

•        855-456-ROBO (7626)

•        https://roboglobaletfs.com/investor-materials

ROB-SA-001-1300

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ Richard Malinowski
Richard Malinowski
Principal Executive Officer

Date: December 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard Malinowski
Richard Malinowski
Principal Executive Officer

Date: December 22, 2025

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke
Principal Financial Officer

Date: December 22, 2025